ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Administrative Expenses
Schedule of administrative expenses

For the years ended December 31, 2018, 2017 and 2016, the composition of the item is as follows:

	For the years ended December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$

General administrative expenses	145,241	139,418	138,974
Maintenance and repair of property, plant and equipment	20,962	21,359	19,901
Office lease	29,761	26,136	28,098
Equipment lease	55	96	280
Insurance payments	3,439	3,354	3,842
Office supplies	5,070	6,862	5,747
IT and communication expenses	44,209	39,103	37,351
Heating, and other utilities	4,849	5,468	4,863
Security and valuables transport services	12,168	12,181	14,793
Representation and personnel travel expenses	3,444	4,262	5,440
Judicial and notarial expenses	1,148	974	952
Fees for technical reports and auditing	10,020	9,379	7,631
Other general administrative expenses	10,116	10,244	10,076
Outsourced services	65,358	57,400	55,757
Data processing	32,360	34,880	36,068
Products sale		-	-
Archive services	3,401	3,324	4,427
Valuation services	3,167	2,419	3,489
Outsourcing	9,936	6,878	5,404
Other	16,494	9,899	6,369
Board expenses	1,297	1,290	1,371
Marketing expenses	19,286	18,877	17,844
Taxes, payroll taxes, and contributions	13,907	13,118	12,467
Real estate taxes	1,730	1,443	1,435
Patents	1,896	1,646	1,618
Other taxes	7	24	93
Contributions to SBIF	10,274	10,005	9,321
Total	245,089	230,103	226,413